Significant Risks	12 Months Ended
Dec. 31, 2025
Significant Risks
Significant Risks

3. Significant Risks

Currency risk

The functional currencies of the Group are US$   and these consolidated financial statements are presented in US$. The Group’s business activities and its assets and liabilities are predominately denominated in the functional currency. The Group is not exposed to significant foreign currency risk as majority of the operations and transactions are denominated in the functional currency.

Concentration and credit risks

Financial instruments that potentially subject the Group to credit risks consist of cash and cash equivalents, accounts receivable and other assets. The maximum exposures of such assets to credit risk are their carrying amounts as of the balance sheet dates.

As of December 31, 2025 and 2024, $12,487,691 and $4,324,956 were deposited with these banks, respectively. The Group deposits majority of its cash with reputable banks located in Singapore and Dubai. Balances maintained with banks in Singapore are insured under the Deposit Insurance Scheme introduced by the Singapore Deposit Insurance Corporation Limited. The maximum insured amount was SG$75,000 (equivalent to $49,745) until March 31, 2024, after which it was increased to SG$100,000 (equivalent to $66,326) commenced from April 1, 2024, for each depositor at one bank, whilst the balances maintained by the Group may at times exceed the insured limits. Balances maintained with banks in Dubai are insured under the statutory Deposit Guarantee Scheme. The maximum insured amount was AED$100,000 (equivalent to $23,188), for each depositor at one bank, whilst the balances maintained by the Group may at times exceed the insured limits. Cash balances maintained with banks in Singapore and Dubai are not otherwise insured by the Federal Deposit Insurance Corporation or other programs. The Group has not experienced any losses in these bank accounts and management believes that the Group is not exposed to any significant credit risk on cash and restricted cash.

Assets that potentially subject the Company to significant credit risks primarily consist of accounts receivable and other assets. The Group performs regular and ongoing credit assessments of the counterparts’ financial conditions and credit histories. The Group also assesses historical collection trends, aging of receivables and general economic conditions. The Group considers that it has adequate controls over these receivables in order to minimize the related credit risk. As of December 31, 2025, and 2024, the balances of allowance for credit losses were $12,148 and $12,148, respectively.

For the years ended December 31, 2025, 2024 and 2023, most of the Group’s assets were located in Singapore and Dubai. At the same time, the Group considers that it is exposed to the following concentrations of risk:

(a)	Major customers

For the year ended December 31, 2025, no customer accounted for 10% or more of the Group’s revenues.   For the year ended December 31, 2024, there was one customer accounting for 10% or more of the Group’s revenues and it accounted for 13% of the Group’s total revenues for that year. For the year ended December 31, 2023, no customer accounted for 10% or more of the Group’s revenues.

As of December 31, 2025, no customer accounted for 10% or more of the Group’s total balances of accounts receivable. As of December 31, 2024, there was one customer whose receivables accounted for 10% or more of the Group’s total balances of accounts receivable and it accounted for approximately 12% of the total balances of receivables from customers.

(b)	Major vendors

For the year ended December 31, 2025, one vendor accounted for 10% or more of the Group’s cost of revenues. Cost of revenues charged by the vendor for the year ended December 31, 2025 represented 17% of the Group’s cost of revenues for that year. For the year ended December 31, 2024, one vendor accounted for 10% or more of the Group’s cost of revenues. Cost of revenues charged by the vendor for the year ended December 31, 2024 represented 17% of the Group’s cost of revenues for that year. For the year ended December 31, 2023, one vendor accounted for 10% or more of the Group’s cost of revenues. Cost of revenues charged by the vendor for the year ended December 31, 2023 represented 13% of the Group’s cost of revenues for that year.

As of December 31, 2025, there were two vendors whose payables accounted for 10% or more of the Group’s total balances of accounts payable and they accounted for approximately 16% and 10% of the total balance of accounts payables. As of December 31, 2024, there were three vendors whose payables accounted for 10% or more of the Group’s total balances of accounts payable and they accounted for approximately 16%, 12% and 11% of the total balance of accounts payables, respectively.

Interest rate risk

Fluctuations in market interest rates may negatively affect the Group’s financial condition and results of operations. The Group is exposed to floating interest rate risk on bank deposits and trade financing, particularly during periods when the interest rate is expected to change significantly. Nevertheless, given the amounts of bank deposits and bank borrowings in question, the Group considers its interest rate risk not material, and the Group has not used any derivatives to manage or hedge its interest rate risk exposure.